Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 6,060	$ 870	¥ 4,451	¥ 3,154
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	¥ 5,400	$ 771	¥ 3,900	¥ 3,000